United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2010

Date of Reporting Period: 09/30/2010

Item 1.                      Reports to Stockholders

Federated Prudent DollarBear Fund

(Successor to the Prudent Global Income Fund Established 2000)

(formerly, Federated Prudent Global Income Fund)

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2010	2009[1]	2008	2007	2006
Net Asset Value, Beginning of Period	$12.80	$12.41	$13.30	$12.30	$11.53
Income From Investment Operations:
Net investment income (loss)	(0.07)[2]	0.01[2]	0.18[2]	0.25[2]	0.17[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.27	0.85	0.05	1.39	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.86	0.23	1.64	0.85
Less Distributions:
Distributions from net investment income	—	(0.47)	(0.82)	(0.25)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	(0.00)[3]	(0.30)	(0.39)	(0.06)
TOTAL DISTRIBUTIONS	(0.00)[3]	(0.47)	(1.12)	(0.64)	(0.08)
Redemption Fees	$ —	$0.00[3]	$0.00[3]	$0.00[3]	$0.00[3]
Net Asset Value, End of Period	$13.00	$12.80	$12.41	$13.30	$12.30
Total Return[4]	1.59%	7.39%	1.57%	13.68%	7.47%
Ratios to Average Net Assets:
Net expenses	1.28%	1.28%[5]	1.26%[5]	1.28%[5]	1.27%[5]
Net investment income (loss)	(0.55)%	0.10%	1.32%	1.94%	1.43%
Expense waiver/reimbursement[6]	0.05%	0.02%	0.00%[7]	0.01%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$302,129	$385,339	$461,748	$378,266	$346,227
Portfolio turnover	35%	171%	76%	102%	57%
1	Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into Federated Prudent DollarBear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.28%, 1.26%, 1.27% and 1.27% for the years ended September 30, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 9/30/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.73	$11.23
Income From Investment Operations:
Net investment income (loss)	(0.16)[2]	(0.12)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.27	1.62
TOTAL FROM INVESTMENT OPERATIONS	0.11	1.50
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—
Net Asset Value, End of Period	$12.84	$12.73
Total Return[4]	0.89%	13.36%
Ratios to Average Net Assets:
Net expenses	2.03%	2.03%[5,6]
Net investment income (loss)	(1.29)%	(1.18)%[5]
Expense waiver/reimbursement[7]	0.05%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,697	$19,026
Portfolio turnover	35%	171%[8]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 2.03% for the period ended September 30, 2009, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,044.20	$6.56
Class C Shares	$1,000	$1,041.40	$10.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.48
Class C Shares	$1,000	$1,014.89	$10.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.28%
Class C Shares	2.03%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2010, was 1.59% for Class A Shares and 0.89% for Class C Shares. The total return of the U.S. Dollar Index1 was 2.70% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the U.S. Dollar Index.

The following discussion will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

The fiscal year encompassed another extraordinary period of uncertainty and volatility for global financial markets. Especially in the currency arena, perceptions shifted dramatically as market participants struggled to gauge the soundness of credit systems, the sustainability of economic recoveries, and the ramifications of divergent policymaker responses to systemic fragilities. For the U.S. dollar, early-period weakness gave way to a major rally. Stress from periphery European debt markets hammered the euro, while inciting a more broad-based liquidation of currency holdings. From the trading low on November 26, 2009 to the fiscal year high on June 6, 2010, the U.S. Dollar Index posted a gain of 19.6%.

In somewhat of a replay of 2008 global financial turmoil, the U.S. dollar benefited temporarily from Greek crisis-induced de-risking and de-leveraging. The euro suffered a decline of greater than 20%, as contagion effects spread to sovereign debt markets in Portugal, Ireland, Spain and Italy. At the height of market tumult, the market questioned even the sustainability of the euro currency regime.

1	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. The index is unmanaged, and investments cannot be made in an index.
Annual Shareholder Report

Coming into the most recent debt crisis, global participants were positioned for ongoing dollar weakness and attendant inflationary biases throughout global risk markets. Having adopted the view that global policymakers had the situation well under control after successfully conquering the 2008 crisis, the marketplace was poorly positioned for dislocation in European sovereign debt markets. The speculator community was caught heavily short the dollar; leveraged in periphery debt instruments; and long equities, commodities and other risk assets in anticipation of policy stimulus-induced global recovery and “reflation.”

But the Greek crisis threw the expansive credit default swap marketplace into disarray, as the unthinkable scenario of a string of sovereign defaults became a real possibility. And, once again, the global daisy-chain of leverage and speculation fomented acute systemic instability and vulnerability. A major short squeeze in the dollar brought into question the sustainability of global asset reflation and economic recovery.

It is the Fund managers' view that the Greek debt crisis marked an important inflection point for global financial markets. Structural debt issues - and respective policymaker responses to such problems - have become a predominant market focus. Market forces are now at work in Europe, disciplining politicians into less profligate fiscal management.

Renewed systemic vulnerabilities provoked a quite different U.S. policymaker response. At the Federal Reserve, notions of implementing an “exit strategy” were abandoned. As for fiscal discipline, it's beyond hope. Not surprisingly, global attention has shifted to U.S. structural deficiencies. The markets now perceive an open-ended commitment to massive deficits and liquidity-creating “quantitative easing” - a dynamic that has corrupted the bond market as a disciplining mechanism. Indeed, U.S. and global policy responses to both systemic fragilities and the weakened dollar support the Fund managers' view that global government finance has succumbed to bubble dynamics.

FUND PERFORMANCE

As background, under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index. However, during the reporting period, which end over end was marked by U.S. dollar appreciation, the Fund had positive absolute performance due, in large part, to the Fund manager's success in crafting a well-diversified portfolio and effectively navigating through extraordinary currency market volatility. The Fund began the reporting period somewhat defensively positioned. The Fund had about a 10.5% allocation to U.S. and Hong Kong dollars. Importantly, the Fund managers had the Fund positioned in anticipation of a decline in the euro, choosing instead to overweight the Swiss franc, Singapore dollar, Swedish krona, Norwegian krone and Australian dollar. Allocation to the euro was reduced further as the European debt crisis unfolded. At no time did the Fund hold debt issued by the troubled European periphery nations.

Annual Shareholder Report

In June, the Fund managers took a more opportunistic stance with their non-dollar holdings.2 It was their view at the time that the dollar rally was more technical in nature than a realistic reflection of underlying fundamentals; a “squeeze” on dollar short positions and an unwind of leveraged trades were critical factors fueling dollar strength. The Fund managers were skeptical of the popular “dollar as safe haven” view. Indeed, it was their expectation that the post-Greek crisis market focus on structural debt issues had created acute dollar vulnerability. The U.S. Treasury position was liquidated in June, as exposure was boosted in the Australian dollar, Swiss franc, Singapore dollar and euro.

It is fundamental to the Fund managers' risk-based investment philosophy to be more opportunistic when the market backdrop turns more favorable. In the final quarter of the reporting period, as European debt markets stabilized and dollar selling intensified, the allocation to the euro was increased to about 20%. While volatile, the Fund's gold stock holdings3 again benefited Fund performance. The gold equities position was maintained at between 4% and 6% of Fund assets during the reporting period. At fiscal year-end, the Fund held only 1.3% in the U.S. dollar and 2.4% in the Hong Kong dollar.

The emergence of dollar fragility coupled with global debt bubble dynamics has created extraordinary uncertainty and risks.

2	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
3	Investments in gold and precious metals are subject to additional risks such as the possibility of substantial price fluctuations over a short period of time.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in Federated Prudent DollarBear Fund (Class A Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index3,4 and the U.S. Dollar Index.3,4

Average Annual Total Returns[5] for the Period Ended 9/30/2010
1 Year	-2.96%
5 Years	5.26%
10 Years	7.03%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

Annual Shareholder Report

1	Federated Prudent DollarBear Fund is the successor to Prudent Global Income Fund pursuant to a reorganization that took place on December 5, 2008. The information above, for the periods prior to December 5, 2008, is historical information for Prudent Global Income Fund, but adjusted to reflect the sales charge applicable to the Class A Shares of Federated Prudent DollarBear Fund.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index and the U.S. Dollar Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index and the U.S. Dollar Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The Fund's investment adviser has elected to change the Fund's benchmark from the U.S Dollar Index to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index. The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index is more representative of the securities typically held by the Fund.
5	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES1

The graph below illustrates the hypothetical investment of $10, 0002 in Federated Prudent DollarBear Fund (Class C Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index3,4 and the U.S. Dollar Index.3,4

Average Annual Total Returns[5] for the Period Ended 9/30/2010
1 Year	-0.11%
5 Years	5.46%
10 Years	6.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%.

Annual Shareholder Report

1	Federated Prudent DollarBear Fund is the successor to Prudent Global Income Fund pursuant to a reorganization that took place on December 5, 2008. The Fund's Class C Shares commenced operations on December 8, 2008. The information presented above, for the periods prior to December 8, 2008, is historical information for the Class A Shares of the Prudent Global Income Fund, adjusted to reflect the expenses of Class C Shares.
2	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied in any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index and the U.S. Dollar Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index and the U.S. Dollar Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The Fund's investment adviser has elected to change the Fund's benchmark from the U.S Dollar Index to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index. The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index is more representative of the securities typically held by the Fund.
5	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	89.7%
Equity Securities — Metals & Minings	3.3%
Closed-End Mutual Fund	2.2%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities — Net[3]	3.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

September 30, 2010

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 3.3%
		Metals & Mining – 3.3%
45,748		Agnico Eagle Mines Ltd.	3,252,470
10,000		Cia de Minas Buenaventura SA, Class B, ADR	451,800
25,000		Eldorado Gold Corp. Ltd.	462,250
10,000		Goldcorp, Inc., Class A	435,200
10,000		Randgold Resources Ltd., ADR	1,014,600
65,000		Royal Gold, Inc.	3,239,600
229,375		Yamana Gold, Inc.	2,614,875
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,908,364)	11,470,795
		Governments/Agencies – 89.7%
		Sovereign – 82.6%
8,900,000	[1]	Australia, Government of, 4.540%, 1/21/2011	8,477,473
6,800,000	[1]	Australia, Government of, 4.560%, 12/17/2010	6,512,333
8,800,000		Austria, Government of, Note, 5.25%, 1/4/2011	12,140,562
1,650,000	[1]	Belgium, Government of, 0.710%, 8/18/2011	2,233,505
6,600,000	[1]	Buoni Ordinari Del Tes, 0.845%, 1/31/2011	8,969,380
10,850,000	[1]	Canada, Government of, 0.735%, 11/10/2010	10,535,224
14,650,000	[1]	Canada, Government of, 0.809%, 12/23/2010	14,209,888
7,850,000	[1]	Canada, Government of, 1.071%, 2/17/2011	7,601,202
7,850,000	[1]	Canada, Government of, 1.160%, 4/14/2011	7,586,019
84,200,000		Denmark, Government of, 4.00%, 11/15/2010	15,459,051
6,000,000		Finland, Government of, Bond, 5.75%, 2/23/2011	8,336,467
6,750,000	[1]	France, Government of, 0.338%, 11/4/2010	9,198,259
5,200,000	[1]	French Treasury Note, Treasury Bill, 0.540%, 6/30/2011	7,052,677
63,000,000	[1]	Hong Kong, Government of, 0.230%, 12/29/2010	8,114,888
1,200,000,000	[1]	Japan, Government of, 0.120%, 12/20/2010	14,371,251
757,900,000		Japan, Government of, Sr. Unsecd. Note, 0.60%, 11/15/2010	9,083,742
939,500,000		Japan, Government of, Sr. Unsecd. Note, 0.80%, 10/15/2010	11,256,252
1,500,000	[1]	Netherlands, Government of, 0.310%, 10/29/2010	2,044,119
1,920,000		New South Wales Treasury Corp., Local Gov't. Guarantee, Series 10, 7.00%, 12/1/2010	1,863,384
10,000,000	[1]	New Zealand, Government of, 2.833%, 10/13/2010	7,331,350
8,650,000		New Zealand, Government of, 6.00%, 11/15/2011	6,521,858
5,000,000	[1]	Norwegian Treasury Bill, 2.294%, 3/16/2011	841,757
Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
90,480,000	[1]	Norwegian Treasury Bill, 2.424%, 12/15/2010	15,315,515
5,250,000	[1]	Singapore Treasury Bill, 0.301%, 12/16/2010	3,989,697
18,020,000	[1]	Singapore Treasury Bills, 0.259%, 10/7/2010	13,701,695
10,000,000	[1]	Singapore Treasury Bills, 0.259%, 10/14/2010	7,603,148
40,350,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	6,106,182
107,550,000	[1]	Swedish Treasury Bill, 0.560%, 12/15/2010	15,938,433
5,000,000	[1]	Swiss Nationalbank Bills, 0.219%, 11/29/2010	5,086,857
8,000,000	[1]	Swiss Nationalbank Bills, 0.243%, 12/20/2010	8,137,750
10,000,000	[1]	Switzerland, Government of, 0.000%, 10/14/2010	10,176,563
4,600,000	[1]	Switzerland, Government of, Treasury Bill, 0.126%, 1/13/2011	4,677,802
2,500,000	[1]	United Kingdom, Government of, 0.500%, 1/17/2011	3,921,376
6,250,000		United Kingdom, Government of, 4.25%, 3/7/2011	9,976,193
		TOTAL	284,371,852
		Supranational – 7.1%
7,576,000		European Investment Bank, Sr. Unsecd. Note, 3.625%, 10/15/2011	10,614,070
2,700,000		European Investment Bank, Unsub., 4.75%, 4/15/2011	3,759,544
550,000,000		KFW, 0.75%, 3/22/2011	6,604,843
20,000,000		KFW, Foreign Gov't. Guarantee, 5.25%, 5/16/2011	3,448,475
		TOTAL	24,426,932
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $297,973,194)	308,798,784
		CLOSED-END MUTUAL FUND – 2.2%
445,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	7,391,450
		MUTUAL FUND – 1.6%
5,458,854	[2,3]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.00% (AT NET ASSET VALUE)	5,458,854
		TOTAL INVESTMENTS — 96.8% (IDENTIFIED COST $311,338,462)[4]	333,119,883
		OTHER ASSETS AND LIABILITIES - NET — 3.2%[5]	11,021,371
		TOTAL NET ASSETS — 100%	$344,141,254
1	Discount rate at time of purchase.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $316,731,862.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$3,239,600	$ —	$ —	$3,239,600
International	8,231,195	—	—	8,231,195
Debt Securities:
Governments/Agencies	—	308,798,784	—	308,798,784
Closed-End Mutual Fund	7,391,450	—	—	7,391,450
Mutual Fund	5,458,854	—	—	5,458,854
TOTAL SECURITIES	$24,321,099	$308,798,784	$ —	$333,119,883

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $5,458,854 of investments in an affiliated issuer (Note 5) (identified cost $311,338,462)		$333,119,883
Cash denominated in foreign currencies (identified cost $17,576,205)		17,710,690
Income receivable		3,901,071
Receivable for investments sold		540,231
Receivable for shares sold		619,880
TOTAL ASSETS		355,891,755
Liabilities:
Payable for investments purchased	$10,988,875
Payable for shares redeemed	425,644
Payable for distribution services fee (Note 5)	33,391
Payable for shareholder services fee (Note 5)	121,073
Accrued expenses	181,518
TOTAL LIABILITIES		11,750,501
Net assets for 26,483,128 shares outstanding		$344,141,254
Net Assets Consist of:
Paid-in capital		$326,250,340
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		22,152,380
Accumulated net realized gain on investments and foreign currency transactions		1,131,934
Distributions in excess of net investment income		(5,393,400)
TOTAL NET ASSETS		$344,141,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($302,129,072 ÷ 23,233,927 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$13.00
Offering price per share (100/95.50 of $13.00)		$13.61
Redemption proceeds per share		$13.00
Class C Shares:
Net asset value per share ($24,696,578 ÷ 1,924,027 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$12.84
Offering price per share		$12.84
Redemption proceeds per share (99.00/100 of $12.84)		$12.71
Institutional Shares:
Net asset value per share ($17,315,604 ÷ 1,325,174 shares outstanding), $0.001 par value, 25,000,000 shares authorized		$13.07
Offering price per share		$13.07
Redemption proceeds per share		$13.07

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended September 30, 2010

Investment Income:
Interest			$2,819,914
Dividends (including $778 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $7,911)			64,453
TOTAL INCOME			2,884,367
Expenses:
Investment adviser fee (Note 5)		$2,948,081
Administrative personnel and services fee (Note 5)		306,473
Custodian fees		134,771
Transfer and dividend disbursing agent fees and expenses		564,297
Directors'/Trustees' fees		5,430
Auditing fees		38,451
Legal fees		5,257
Portfolio accounting fees		84,071
Distribution services fee — Class C Shares (Note 5)		185,094
Shareholder services fee — Class A Shares (Note 5)		872,078
Shareholder services fee — Class C Shares (Note 5)		59,256
Account administration fee — Class A Shares		129
Share registration costs		49,871
Printing and postage		90,332
Insurance premiums		5,110
Miscellaneous		5,620
TOTAL EXPENSES		5,354,321
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(162,465)
Waiver of administrative personnel and services fee	(7,341)
TOTAL WAIVERS AND REIMBURSEMENT		(169,806)
Net expenses			5,184,515
Net investment income (loss)			(2,300,148)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			11,776,964
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(8,713,493)
Net realized and unrealized gain on investments and foreign currency transactions			3,063,471
Change in net assets resulting from operations			$763,323

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,300,148)	$300,384
Net realized gain (loss) on investments and foreign currency transactions	11,776,964	(11,406,424)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(8,713,493)	36,820,376
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	763,323	25,714,336
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(14,634,649)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(113,357)	(404)
Class C Shares	(8,188)	—
Institutional Shares	(5,205)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(126,750)	(14,635,053)
Share Transactions:
Proceeds from sale of shares	149,098,416	185,553,875
Net asset value of shares issued to shareholders in payment of distributions declared	115,319	13,577,402
Cost of shares redeemed	(228,508,028)	(249,195,615)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(79,294,293)	(50,064,338)
Redemption Fees	—	35,988
Change in net assets	(78,657,720)	(38,949,067)
Net Assets:
Beginning of period	422,798,974	461,748,041
End of period (including distributions in excess of net investment income of $(5,393,400) and $(12,387,240), respectively)	$344,141,254	$422,798,974

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”), (formerly, Federated Prudent Global Income Fund). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration fees, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2007 through 2010), the state of Maryland (2007 through 2008) and the Commonwealth of Massachusetts (2009 and 2010).

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,587,827	$96,390,295	12,298,038	$147,355,957
Shares issued to shareholders in payment of distributions declared	8,114	102,969	1,202,535	13,577,402
Shares redeemed	(14,470,222)	(180,344,799)	(20,598,891)	(245,944,355)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,874,281)	$(83,851,535)	(7,098,318)	$(85,010,996)
Annual Shareholder Report

Year Ended September 30	2010		2009[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,483,244	$18,761,129	1,586,696	$19,189,363
Shares issued to shareholders in payment of distributions declared	607	7,649	—	—
Shares redeemed	(1,054,752)	(12,928,789)	(91,768)	(1,131,569)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	429,099	$5,839,989	1,494,928	$18,057,794
Year Ended September 30	2010		2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,693,903	$33,946,992	1,607,461	$19,008,555
Shares issued to shareholders in payment of distributions declared	369	4,701	—	—
Shares redeemed	(2,806,660)	(35,234,440)	(169,899)	(2,119,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(112,388)	$(1,282,747)	1,437,562	$16,888,864
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,557,570)	$(79,294,293)	(4,165,828)	$(50,064,338)
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and net operating loss.

Annual Shareholder Report

For the year ended September 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$9,293,988	$(9,293,988)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$ —	$14,634,649
Long-term capital gains	$126,750	$404

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$331,743
Undistributed long-term capital gain	$800,191
Net unrealized appreciation	$16,758,980
1	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At September 30, 2010, the cost of investments for federal tax purposes was $316,731,862. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $16,388,021. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,751,723 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,363,702.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser voluntarily waived $156,976 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended September 30, 2010, the Sub-Adviser earned a fee of $859,625.

Annual Shareholder Report

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,341 of its fee.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $154,009 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares.

Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $37,009 in sales charges from the sale of Class A Shares. FSC also retained $14,039 of CDSC relating to redemptions of Class A Shares and $57,363 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC received $86,115 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

Effective December 1, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04% and 1.04% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $5,489. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated U.S. Treasury Cash Reserves, Institutional Shares	3,958,737	127,644,079	126,143,962	5,458,854	$5,458,854	$778
Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2010, were as follows:

Purchases	$128,224,119
Sales	$216,050,142

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At September 30, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
Canada	13.6%
Japan	10.1%
Switzerland	8.2%
Singapore	7.4%
Sweden	6.4%
Australia	4.9%
France	4.7%
Norway	4.7%
Denmark	4.5%
United Kingdom	4.3%
Supernational	4.2%
New Zealand	4.0%
Austria	3.5%
Germany	2.9%
Italy	2.6%
Finland	2.4%
Hong Kong	2.4%
Belgium	0.6%
Netherlands	0.6%
Peru	0.1%

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

Annual Shareholder Report

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2010, the amount of long-term capital gains designated by the Fund was $126,750.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF Federated Prudent dollarbear fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent DollarBear Fund (formerly, Federated Prudent Global Income Fund) (the “Fund”), a portfolio of Federated Income Securities Trust, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent DollarBear Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the Pennsylvania State University.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Prudent DollarBear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Annual Shareholder Report

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C712
Cusip 31420C696

41204 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Prudent DollarBear Fund

(formerly, Federated Prudent Global Income Fund)

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

September 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 9/30/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.82	$11.23
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.01)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.29	1.60
TOTAL FROM INVESTMENT OPERATIONS	0.25	1.59
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—
Net Asset Value, End of Period	$13.07	$12.82
Total Return[4]	1.98%	14.16%
Ratios to Average Net Assets:
Net expenses	1.03%	1.03%[5,6]
Net investment income (loss)	(0.30)%	(0.12)%[5]
Expense waiver/reimbursement[7]	0.05%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,316	$18,434
Portfolio turnover	35%	171%[8]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 1.03% for the period ended September 30, 2009, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,046.40	$5.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.90	$5.22
1	Expenses are equal to the Fund's annualized net expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2010, was 1.98%. The total return of the U.S. Dollar Index1 was 2.70% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the U.S. Dollar Index.

MARKET OVERVIEW

The fiscal year encompassed another extraordinary period of uncertainty and volatility for global financial markets. Especially in the currency arena, perceptions shifted dramatically as market participants struggled to gauge the soundness of credit systems, the sustainability of economic recoveries, and the ramifications of divergent policymaker responses to systemic fragilities. For the U.S. dollar, early-period weakness gave way to a major rally. Stress from periphery European debt markets hammered the euro, while inciting a more broad-based liquidation of currency holdings. From the trading low on November 26, 2009 to the fiscal year high on June 6, 2010, the U.S. Dollar Index posted a gain of 19.6%.

In somewhat of a replay of 2008 global financial turmoil, the U.S. dollar benefited temporarily from Greek crisis-induced de-risking and de-leveraging. The euro suffered a decline of greater than 20%, as contagion effects spread to sovereign debt markets in Portugal, Ireland, Spain and Italy. At the height of market tumult, the market questioned even the sustainability of the euro currency regime.

Coming into the most recent debt crisis, global participants were positioned for ongoing dollar weakness and attendant inflationary biases throughout global risk markets. Having adopted the view that global policymakers had the situation well under control after successfully conquering the 2008 crisis, the marketplace was poorly positioned for dislocation in European sovereign debt markets. The speculator community was caught heavily short the dollar; leveraged in periphery debt instruments; and long equities, commodities and other risk assets in anticipation of policy stimulus-induced global recovery and “reflation.”

1	The U.S. Dollar Index indicates the general international value of the U.S. dollar by averaging the exchange rates between the U.S. dollar and six major world currencies. The index is unmanaged, and investments cannot be made in an index.
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But the Greek crisis threw the expansive credit default swap marketplace into disarray, as the unthinkable scenario of a string of sovereign defaults became a real possibility. And, once again, the global daisy-chain of leverage and speculation fomented acute systemic instability and vulnerability. A major short squeeze in the dollar brought into question the sustainability of global asset reflation and economic recovery.

It is the Fund managers' view that the Greek debt crisis marked an important inflection point for global financial markets. Structural debt issues - and respective policymaker responses to such problems - have become a predominant market focus. Market forces are now at work in Europe, disciplining politicians into less profligate fiscal management.

Renewed systemic vulnerabilities provoked a quite different U.S. policymaker response. At the Federal Reserve, notions of implementing an “exit strategy” were abandoned. As for fiscal discipline, it's beyond hope. Not surprisingly, global attention has shifted to U.S. structural deficiencies. The markets now perceive an open-ended commitment to massive deficits and liquidity-creating “quantitative easing” - a dynamic that has corrupted the bond market as a disciplining mechanism. Indeed, U.S. and global policy responses to both systemic fragilities and the weakened dollar support the Fund managers' view that global government finance has succumbed to bubble dynamics.

FUND PERFORMANCE

As background, under normal market conditions, the Fund's investment strategy seeks to provide returns that are inversely correlated with the U.S. Dollar Index. However, during the reporting period, which end over end was marked by U.S. dollar appreciation, the Fund had positive absolute performance due, in large part, to the Fund manager's success in crafting a well-diversified portfolio and effectively navigating through extraordinary currency market volatility. The Fund began the reporting period somewhat defensively positioned. The Fund had about a 10.5% allocation to U.S. and Hong Kong dollars. Importantly, the Fund managers had the Fund positioned in anticipation of a decline in the euro, choosing instead to overweight the Swiss franc, Singapore dollar, Swedish krona, Norwegian krone and Australian dollar. Allocation to the euro was reduced further as the European debt crisis unfolded. At no time did the Fund hold debt issued by the troubled European periphery nations.

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In June, the Fund managers took a more opportunistic stance with their non-dollar holdings.2 It was their view at the time that the dollar rally was more technical in nature than a realistic reflection of underlying fundamentals; a “squeeze” on dollar short positions and an unwind of leveraged trades were critical factors fueling dollar strength. The Fund managers were skeptical of the popular “dollar as safe haven” view. Indeed, it was their expectation that the post-Greek crisis market focus on structural debt issues had created acute dollar vulnerability. The U.S. Treasury position was liquidated in June, as exposure was boosted in the Australian dollar, Swiss franc, Singapore dollar and euro.

It is fundamental to the Fund managers' risk-based investment philosophy to be more opportunistic when the market backdrop turns more favorable. In the final quarter of the reporting period, as European debt markets stabilized and dollar selling intensified, the allocation to the euro was increased to about 20%. While volatile, the Fund's gold stock holdings3 again benefited Fund performance. The gold equities position was maintained at between 4% and 6% of Fund assets during the reporting period. At fiscal year-end, the Fund held only 1.3% in the U.S. dollar and 2.4% in the Hong Kong dollar.

The emergence of dollar fragility coupled with global debt bubble dynamics has created extraordinary uncertainty and risks.

2	International investing involves special risk including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
3	Investments in gold and precious metals are subject to additional risks such as the possibility of substantial price fluctuations over a short period of time.
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GROWTH OF A $10,000 INVESTMENT - Institutional SHARES1

The graph below illustrates the hypothetical investment of $10, 0002 in Federated Prudent DollarBear Fund (Institutional Shares) (the “Fund”) from September 30, 2000 to September 30, 2010, compared to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index3,4 and the U.S. Dollar Index.3,4

Average Annual Total Returns for the Period Ended 9/30/2010
1 Year	1.98%
5 Years	6.34%
10 Years	7.49%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	Federated Prudent DollarBear Fund is the successor to Prudent Global Income Fund pursuant to a reorganization that took place on December 5, 2008. The Fund's Institutional Shares commenced operations on December 8, 2008. The information presented above, for the periods prior to December 8, 2008, is historical information for the Class A Shares of the Prudent Global Income Fund. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
2	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index and the U.S. Dollar Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index and the U.S. Dollar Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The Fund's investment adviser has elected to change the Fund's benchmark from the U.S Dollar Index to the BofA Merrill Lynch Pan-Europe Government 1-3 Year Index. The BofA Merrill Lynch Pan-Europe Government 1-3 Year Index is more representative of the securities typically held by the Fund.
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Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	89.7%
Equity Securities — Metals & Minings	3.3%
Closed-End Mutual Fund	2.2%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities — Net[3]	3.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

September 30, 2010

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 3.3%
		Metals & Mining – 3.3%
45,748		Agnico Eagle Mines Ltd.	3,252,470
10,000		Cia de Minas Buenaventura SA, Class B, ADR	451,800
25,000		Eldorado Gold Corp. Ltd.	462,250
10,000		Goldcorp, Inc., Class A	435,200
10,000		Randgold Resources Ltd., ADR	1,014,600
65,000		Royal Gold, Inc.	3,239,600
229,375		Yamana Gold, Inc.	2,614,875
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,908,364)	11,470,795
		Governments/Agencies – 89.7%
		Sovereign – 82.6%
8,900,000	[1]	Australia, Government of, 4.540%, 1/21/2011	8,477,473
6,800,000	[1]	Australia, Government of, 4.560%, 12/17/2010	6,512,333
8,800,000		Austria, Government of, Note, 5.25%, 1/4/2011	12,140,562
1,650,000	[1]	Belgium, Government of, 0.710%, 8/18/2011	2,233,505
6,600,000	[1]	Buoni Ordinari Del Tes, 0.845%, 1/31/2011	8,969,380
10,850,000	[1]	Canada, Government of, 0.735%, 11/10/2010	10,535,224
14,650,000	[1]	Canada, Government of, 0.809%, 12/23/2010	14,209,888
7,850,000	[1]	Canada, Government of, 1.071%, 2/17/2011	7,601,202
7,850,000	[1]	Canada, Government of, 1.160%, 4/14/2011	7,586,019
84,200,000		Denmark, Government of, 4.00%, 11/15/2010	15,459,051
6,000,000		Finland, Government of, Bond, 5.75%, 2/23/2011	8,336,467
6,750,000	[1]	France, Government of, 0.338%, 11/4/2010	9,198,259
5,200,000	[1]	French Treasury Note, Treasury Bill, 0.540%, 6/30/2011	7,052,677
63,000,000	[1]	Hong Kong, Government of, 0.230%, 12/29/2010	8,114,888
1,200,000,000	[1]	Japan, Government of, 0.120%, 12/20/2010	14,371,251
757,900,000		Japan, Government of, Sr. Unsecd. Note, 0.60%, 11/15/2010	9,083,742
939,500,000		Japan, Government of, Sr. Unsecd. Note, 0.80%, 10/15/2010	11,256,252
1,500,000	[1]	Netherlands, Government of, 0.310%, 10/29/2010	2,044,119
1,920,000		New South Wales Treasury Corp., Local Gov't. Guarantee, Series 10, 7.00%, 12/1/2010	1,863,384
10,000,000	[1]	New Zealand, Government of, 2.833%, 10/13/2010	7,331,350
8,650,000		New Zealand, Government of, 6.00%, 11/15/2011	6,521,858
5,000,000	[1]	Norwegian Treasury Bill, 2.294%, 3/16/2011	841,757
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Shares or Foreign Currency Par Amount			Value in U.S. Dollars
90,480,000	[1]	Norwegian Treasury Bill, 2.424%, 12/15/2010	15,315,515
5,250,000	[1]	Singapore Treasury Bill, 0.301%, 12/16/2010	3,989,697
18,020,000	[1]	Singapore Treasury Bills, 0.259%, 10/7/2010	13,701,695
10,000,000	[1]	Singapore Treasury Bills, 0.259%, 10/14/2010	7,603,148
40,350,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	6,106,182
107,550,000	[1]	Swedish Treasury Bill, 0.560%, 12/15/2010	15,938,433
5,000,000	[1]	Swiss Nationalbank Bills, 0.219%, 11/29/2010	5,086,857
8,000,000	[1]	Swiss Nationalbank Bills, 0.243%, 12/20/2010	8,137,750
10,000,000	[1]	Switzerland, Government of, 0.000%, 10/14/2010	10,176,563
4,600,000	[1]	Switzerland, Government of, Treasury Bill, 0.126%, 1/13/2011	4,677,802
2,500,000	[1]	United Kingdom, Government of, 0.500%, 1/17/2011	3,921,376
6,250,000		United Kingdom, Government of, 4.25%, 3/7/2011	9,976,193
		TOTAL	284,371,852
		Supranational – 7.1%
7,576,000		European Investment Bank, Sr. Unsecd. Note, 3.625%, 10/15/2011	10,614,070
2,700,000		European Investment Bank, Unsub., 4.75%, 4/15/2011	3,759,544
550,000,000		KFW, 0.75%, 3/22/2011	6,604,843
20,000,000		KFW, Foreign Gov't. Guarantee, 5.25%, 5/16/2011	3,448,475
		TOTAL	24,426,932
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $297,973,194)	308,798,784
		CLOSED-END MUTUAL FUND – 2.2%
445,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	7,391,450
		MUTUAL FUND – 1.6%
5,458,854	[2,3]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.00% (AT NET ASSET VALUE)	5,458,854
		TOTAL INVESTMENTS — 96.8% (IDENTIFIED COST $311,338,462)[4]	333,119,883
		OTHER ASSETS AND LIABILITIES - NET — 3.2%[5]	11,021,371
		TOTAL NET ASSETS — 100%	$344,141,254
1	Discount rate at time of purchase.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $316,731,862.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$3,239,600	$ —	$ —	$3,239,600
International	8,231,195	—	—	8,231,195
Debt Securities:
Governments/Agencies	—	308,798,784	—	308,798,784
Closed-End Mutual Fund	7,391,450	—	—	7,391,450
Mutual Fund	5,458,854	—	—	5,458,854
TOTAL SECURITIES	$24,321,099	$308,798,784	$ —	$333,119,883

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

September 30, 2010

Assets:
Total investments in securities, at value including $5,458,854 of investments in an affiliated issuer (Note 5) (identified cost $311,338,462)		$333,119,883
Cash denominated in foreign currencies (identified cost $17,576,205)		17,710,690
Income receivable		3,901,071
Receivable for investments sold		540,231
Receivable for shares sold		619,880
TOTAL ASSETS		355,891,755
Liabilities:
Payable for investments purchased	$10,988,875
Payable for shares redeemed	425,644
Payable for distribution services fee (Note 5)	33,391
Payable for shareholder services fee (Note 5)	121,073
Accrued expenses	181,518
TOTAL LIABILITIES		11,750,501
Net assets for 26,483,128 shares outstanding		$344,141,254
Net Assets Consist of:
Paid-in capital		$326,250,340
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		22,152,380
Accumulated net realized gain on investments and foreign currency transactions		1,131,934
Distributions in excess of net investment income		(5,393,400)
TOTAL NET ASSETS		$344,141,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($302,129,072 ÷ 23,233,927 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$13.00
Offering price per share (100/95.50 of $13.00)		$13.61
Redemption proceeds per share		$13.00
Class C Shares:
Net asset value per share ($24,696,578 ÷ 1,924,027 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$12.84
Offering price per share		$12.84
Redemption proceeds per share (99.00/100 of $12.84)		$12.71
Institutional Shares:
Net asset value per share ($17,315,604 ÷ 1,325,174 shares outstanding), $0.001 par value, 25,000,000 shares authorized		$13.07
Offering price per share		$13.07
Redemption proceeds per share		$13.07

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended September 30, 2010

Investment Income:
Interest			$2,819,914
Dividends (including $778 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $7,911)			64,453
TOTAL INCOME			2,884,367
Expenses:
Investment adviser fee (Note 5)		$2,948,081
Administrative personnel and services fee (Note 5)		306,473
Custodian fees		134,771
Transfer and dividend disbursing agent fees and expenses		564,297
Directors'/Trustees' fees		5,430
Auditing fees		38,451
Legal fees		5,257
Portfolio accounting fees		84,071
Distribution services fee — Class C Shares (Note 5)		185,094
Shareholder services fee — Class A Shares (Note 5)		872,078
Shareholder services fee — Class C Shares (Note 5)		59,256
Account administration fee — Class A Shares		129
Share registration costs		49,871
Printing and postage		90,332
Insurance premiums		5,110
Miscellaneous		5,620
TOTAL EXPENSES		5,354,321
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(162,465)
Waiver of administrative personnel and services fee	(7,341)
TOTAL WAIVERS AND REIMBURSEMENT		(169,806)
Net expenses			5,184,515
Net investment income (loss)			(2,300,148)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			11,776,964
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(8,713,493)
Net realized and unrealized gain on investments and foreign currency transactions			3,063,471
Change in net assets resulting from operations			$763,323

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended September 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,300,148)	$300,384
Net realized gain (loss) on investments and foreign currency transactions	11,776,964	(11,406,424)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(8,713,493)	36,820,376
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	763,323	25,714,336
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(14,634,649)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(113,357)	(404)
Class C Shares	(8,188)	—
Institutional Shares	(5,205)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(126,750)	(14,635,053)
Share Transactions:
Proceeds from sale of shares	149,098,416	185,553,875
Net asset value of shares issued to shareholders in payment of distributions declared	115,319	13,577,402
Cost of shares redeemed	(228,508,028)	(249,195,615)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(79,294,293)	(50,064,338)
Redemption Fees	—	35,988
Change in net assets	(78,657,720)	(38,949,067)
Net Assets:
Beginning of period	422,798,974	461,748,041
End of period (including distributions in excess of net investment income of $(5,393,400) and $(12,387,240), respectively)	$344,141,254	$422,798,974

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”), (formerly, Federated Prudent Global Income Fund). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report
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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration fees, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2007 through 2010), the state of Maryland (2007 through 2008) and the Commonwealth of Massachusetts (2009 and 2010).

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,587,827	$96,390,295	12,298,038	$147,355,957
Shares issued to shareholders in payment of distributions declared	8,114	102,969	1,202,535	13,577,402
Shares redeemed	(14,470,222)	(180,344,799)	(20,598,891)	(245,944,355)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,874,281)	$(83,851,535)	(7,098,318)	$(85,010,996)
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Year Ended September 30	2010		2009[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,483,244	$18,761,129	1,586,696	$19,189,363
Shares issued to shareholders in payment of distributions declared	607	7,649	—	—
Shares redeemed	(1,054,752)	(12,928,789)	(91,768)	(1,131,569)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	429,099	$5,839,989	1,494,928	$18,057,794
Year Ended September 30	2010		2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,693,903	$33,946,992	1,607,461	$19,008,555
Shares issued to shareholders in payment of distributions declared	369	4,701	—	—
Shares redeemed	(2,806,660)	(35,234,440)	(169,899)	(2,119,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(112,388)	$(1,282,747)	1,437,562	$16,888,864
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,557,570)	$(79,294,293)	(4,165,828)	$(50,064,338)
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and net operating loss.

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For the year ended September 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$9,293,988	$(9,293,988)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$ —	$14,634,649
Long-term capital gains	$126,750	$404

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$331,743
Undistributed long-term capital gain	$800,191
Net unrealized appreciation	$16,758,980
1	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At September 30, 2010, the cost of investments for federal tax purposes was $316,731,862. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $16,388,021. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,751,723 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,363,702.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the Adviser voluntarily waived $156,976 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended September 30, 2010, the Sub-Adviser earned a fee of $859,625.

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Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,341 of its fee.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2010, FSC retained $154,009 of fees paid by the Fund. For the year ended September 30, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2010, FSC retained $37,009 in sales charges from the sale of Class A Shares. FSC also retained $14,039 of CDSC relating to redemptions of Class A Shares and $57,363 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2010, FSSC received $86,115 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

Effective December 1, 2010, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04% and 1.04% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2010, the Adviser reimbursed $5,489. Transactions with the affiliated company during the year ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated U.S. Treasury Cash Reserves, Institutional Shares	3,958,737	127,644,079	126,143,962	5,458,854	$5,458,854	$778
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2010, were as follows:

Purchases	$128,224,119
Sales	$216,050,142

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At September 30, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
Canada	13.6%
Japan	10.1%
Switzerland	8.2%
Singapore	7.4%
Sweden	6.4%
Australia	4.9%
France	4.7%
Norway	4.7%
Denmark	4.5%
United Kingdom	4.3%
Supernational	4.2%
New Zealand	4.0%
Austria	3.5%
Germany	2.9%
Italy	2.6%
Finland	2.4%
Hong Kong	2.4%
Belgium	0.6%
Netherlands	0.6%
Peru	0.1%

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the Fund did not utilize the LOC.

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9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the year ended September 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2010, the amount of long-term capital gains designated by the Fund was $126,750.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF Federated Prudent dollarbear fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent DollarBear Fund (formerly, Federated Prudent Global Income Fund) (the “Fund”), a portfolio of Federated Income Securities Trust, as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent DollarBear Fund as of September 30, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2010

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 TRUSTEE Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Funds Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the Pennsylvania State University.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prudent DollarBear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report
35

services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C688

41205 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $187,500

Fiscal year ended 2009 - $180,100

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $252

Fiscal year ended 2009 - $0

Audit Committee meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,805 respectively.  Fiscal year ended 2009- Fees related to N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $54,143 and $44,718 respectively. Fiscal year ended 2010- Fees related to technical assistance and valuation matters for fund acquisitions and service fees for analysis of potential Passive Foreign Investment Company holdings.  Fiscal year ended 2009- Service fees for analysis of potential Passive Foreign Investment Company holdings, discussions related to accounting for REMICS, and resolution of technical and preliminary valuation matters related to Fund acquisition.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $533,659

Fiscal year ended 2009 - $163,608

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010